Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001945415
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42376
Entity Registrant Name	HUHUTECH International Group Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3-1208 Tiananzhihui Compound
Entity Address, Address Line Two	228 Linghu Road
Entity Address, Address Line Three	Xinwu District
Entity Address, City or Town	Wuxi City
Entity Address, Country	CN
Entity Address, Postal Zip Code	214135
Title of 12(b) Security	Ordinary shares, par value $0.0000025 per share
Trading Symbol	HUHU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	24,103,749
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	2388
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of HUHUTECH International Group Inc. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes and schedule (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	3-1208 Tiananzhihui Compound
Entity Address, Address Line Two	228 Linghu Road
Entity Address, Address Line Three	Xinwu District
Entity Address, City or Town	Wuxi City
Entity Address, Country	CN
Entity Address, Postal Zip Code	214135
Contact Personnel Name	Yujun Xiao
City Area Code	0510
Local Phone Number	88681689